Capital Stock, Stock Awards, and Stock Options (Options Outstanding and Exercisable) (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	185,520	186,996
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 565.65	$ 559.62
Options Exercisable, Shares Exercisable	128,394
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 7 months 6 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 476.44
Exercise Price Range of $244-$284 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Low Exercise Price Range	244
High Exercise Price Range	$ 284
Options Outstanding, Shares Outstanding	4,262
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 262.22
Options Exercisable, Shares Exercisable	4,262
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 3 months 18 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 262.22
Exercise Price $325 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Low Exercise Price Range	$ 325
Options Outstanding, Shares Outstanding	77,258
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 325.26
Options Exercisable, Shares Exercisable	77,258
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 325.26
Exercise Price $719 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Low Exercise Price Range	$ 719
Options Outstanding, Shares Outstanding	77,258
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 719.15
Options Exercisable, Shares Exercisable	38,628
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	6 years 9 months 18 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 719.15
Exercise Price Range of $805-$872 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Low Exercise Price Range	805
High Exercise Price Range	$ 872
Options Outstanding, Shares Outstanding	26,742
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 865.02
Options Exercisable, Shares Exercisable	8,246
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	7 years 10 months 24 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 866.58